Debt - First lien term loan agreement (Details)		1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Dec. 12, 2019	Jan. 31, 2020 item	Jan. 31, 2020	Mar. 31, 2020 USD ($) item oz	Dec. 31, 2019 USD ($) item oz
Debt
Face amount of the debt					$ 95,000,000
First Lien Agreement
Debt
Percentage of monthly Excess Cash Flow required to be paid to reduce the outstanding amount				50.00%	50.00%
Net realizable value of the gold and silver in inventories (as a percent)				$ 80	$ 80
Cash balance to be maintained				$ 5,000,000	5,000,000
Face amount of the debt					$ 126,700,000
Minimum recoverable gold equivalent ounces on leach pads to be maintained | oz				175,000	175,000
Number of additional maturity amendments | item		2		2	2
1.25 Lien Notes
Debt
Face amount of the debt				$ 18,000,000	$ 18,000,000
Additional debt amount committed to be purchased by holders of the 1.5 Lien Notes				9,000,000	9,000,000
1.5 Lien Notes
Debt
Reduction in the debt holdings of Bank of Nova Scotia				5,000,000	5,000,000
Reduction in the debt holdings of Bank of Nova Scotia, number of banking days				$ 2	$ 2
LIBOR | First Lien Agreement
Debt
Spread on variable rate basis (as a percent)	5.50%		7.00%
Alternate Base Rate Canada | First Lien Agreement
Debt
Spread on variable rate basis (as a percent)	4.50%		7.50%